Financial Instruments and Risk Management (Details 4) - Credit risk [Member] - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 15,053,209	SFr 32,577,122
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,973,369	32,442,222
Other receivables [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 79,840	SFr 134,900